Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

Electronically Filed 4/14/2026 3:07 PM Steven D. Grierson CLERK OF THE COURT

NEO

PETER E. STRNISTE, ESQ

Admitted Pro Hac Vice

CARA M. Sgobba, ESQ.

Nevada Bar No. 17114

Admitted Pro Hac Vice

GORDON REES SCULLY MANSUKHANI, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

Telephone: (702) 577-9300

Facsimile: (702) 255-2858

pstrniste@grsm.com

csgobba@grsm.com

Attorneys for Boxabl Inc., Paolo Tiramani,

Galiano Tiramani, and Transfer Online, Inc.

EIGHTH JUDICIAL DISTRICT COURT

CLARK COUNTY, NEVADA

LEADER CAPITAL HIGH QUALITY INCOME	)	CASE NO. A-23-877087-B
FUND, a series of Leader Funds Trust, a Delaware	)	DEPT. NO. 16
statutory trust,	)
)
Plaintiff,	)
)
vs.	)
)
BOXABL, INC., a Nevada corporation; GALIANO	)
TIRAMANI, an individual; PAOLO TIRAMANI, an	)
individual; TRANSFER ONLINE, INC., an Oregon	)
corporation; DOES I-X, inclusive; and ROE	)
ENTITIES XI-XX, inclusive;	)
)
Defendants.	)

NOTICE OF ENTRY OF ORDER

To: all parties and their respective attorneys:

Please take notice that the following Order was entered in the above-captioned action on April 14, 2026. A true and correct copy of said Order is attached hereto as Attachment 1.

Respectfully submitted,

Case Number: A-23-877087-B

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

Dated: April 14, 2026

GORDON REES SCULLY MANSUKHANI, LLP

/s/ Cara Sgobba

Peter E. Strniste, Esq.

Admitted Pro Hac Vice

Cara M. Sgobba, Esq.

Nevada Bar No. 17114

Admitted Pro Hac Vice

GORDON REES SCULLY

MANSUKHANI, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

pstrniste@grsm.com

csgobba@grsm.com

Attorneys for Defendants Boxabl Inc., Galiano Tiramani, Paolo Tiramani, and Transfer Online, Inc.

CERTIFICATE OF SERVICE

I HEREBY CERTIFY that on this day of April 14, 2026, a true and correct copy of said Notice of Entry of Order was served via the Court’s Electronic Filing/Service system upon those persons designated by the parties in the E-Service Matters List.

/s/ Cara Sgobba
of Gordon Rees Scully
Mansukhani LLP

ATTACHMENT 1

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

ELECTRONICALLY SERVED
4/14/2026 2:18 PM	Electronically Filed
04/14/2026 2:17 PM

OGM

~~ORDG~~

PETER E. STRNISTE, ESQ

Admitted Pro Hac Vice

LORI BROWN, ESQ.

Nevada Bar No. 8858

CARA M. Sgobba, ESQ.

Nevada Bar No. 17114

Admitted Pro Hac Vice

GORDON REES SCULLY MANSUKHANI, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

Telephone: (702) 577-9300

Facsimile: (702) 255-2858

pstrniste@grsm.com

lbrown@grsm.com

csgobba@grsm.com

Attorneys for Boxabl Inc., Paolo Tiramani,

Galiano Tiramani, and Transfer Online, Inc.

EIGHTH JUDICIAL DISTRICT COURT

CLARK COUNTY, NEVADA

LEADER CAPITAL HIGH QUALITY INCOME	)	CASE NO. A-23-877087-B
FUND, a series of Leader Funds Trust, a Delaware	)	DEPT. NO. 16
statutory trust,	)
)
Plaintiff,	)
)
vs.	)
)
BOXABL, INC., a Nevada corporation; GALIANO	)
TIRAMANI, an individual; PAOLO TIRAMANI, an	)
individual; TRANSFER ONLINE, INC., an Oregon	)
corporation; DOES I-X, inclusive; and ROE	)
ENTITIES XI-XX, inclusive;	)
Defendants.	)

ORDER GRANTING DEFENDANTS’ MOTION

FOR ATTORNEYS’ FEES AND COSTS

This matter came before the Court for hearing on December 10, 2025 on the Defendants’ Motion for Attorneys’ Fees and Costs (the “Motion”) filed September 11, 2025. Defendants Boxabl, Inc. (“Boxabl”), Galiano Tiramani, Paolo Tiramani, and Transfer Online, Inc. (collectively, “Defendants”) appeared through counsel; Plaintiff Leader Capital High Quality Income Fund (“Plaintiff” or “Leader Capital”) appeared through counsel. The Court, having reviewed and considered the Motion, the Affidavit of Cara Sgobba with attachments, the papers and pleadings on file, and the arguments of counsel, and good cause appearing, makes the following Findings of Fact and Conclusions of Law:

Case Number: A-23-877087-B

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

FINDINGS OF FACT AND PROCEDURAL HISTORY

1.  On September 1, 2023, Plaintiff, Leader Capital, which operates as an investment fund1, filed the above-captioned action against Boxabl Inc., a housing manufacturer, in which the Plaintiff invested by purchasing shares of Boxabl’s stock, and against certain of Boxabl’s affiliates. The complaint was later amended in October 2023; Defendants answered in November 2023. The First Amended Business Court Complaint alleges that Boxabl, two of its directors and its transfer agent, Transfer Online Inc., wrongfully refused to timely remove a restrictive legend from Plaintiff’s 6.5 million shares of preferred stock, despite Plaintiff’s purported compliance with Rule 144 and Nevada’s securities-transfer statutes, causing the loss of a prospective buyer and significant financial harm. Plaintiff claims Defendants’ delay and refusal to remove the legend and therefore register the stock transfer constituted violations of NRS 104.8401, Nevada’s statute governing an issuer’s duty to register a transfer of a security, conversion, breach of fiduciary duty, and intentional interference with prospective economic advantage.

2.  The case proceeded through substantial discovery, including the production of thousands of pages of documents and written discovery responses, party and non-party depositions, expert disclosures, and third-party subpoenas. Thereafter, on June 2, 2025, Plaintiff filed its Motion for Partial Summary Judgment Regarding Defendants’ Violation of NRS 104.8401, which sought a dispositive ruling from the Court on Defendants’ liability. On June 17, 2025, Defendants filed their Motion for Summary Judgment, seeking a dispositive ruling on each of Plaintiff’s claims.2 The Court ultimately set hearings on both parties’ dispositive motions for August 13, 2025, and the Court had previously calendared the matter for a Bench Trial on October 13, 2025.

1 More specifically, as reflected in the case record and not contested by the parties, Plaintiff Leader Capital High Quality Income Fund (“Plaintiff” or “Leader Capital”) is a series of Leader Funds Trust (the “Trust”), a Delaware statutory trust. The Fund’s investment advisor is Leader Capital Corp. (“Leader”), whose founder, John E. Lekas, has been the Fund’s portfolio manager since it commenced operations in or about July 2010.

2 Defendants’ Summary Judgment motion was timely served and submitted for filing on the parties’ stipulated deadline of June 2, 2026. However the motion package was not docketed due to a technical issue then was docketed upon re-submission and follow up by on or about June 17, 2026.

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

3.  Discovery established, among other things, that: (a) the only purported “buyer” identified by Plaintiff (Mr. Gene Foley) was not an accredited investor, had not performed due diligence, never agreed to purchase all of Plaintiff’s 6,504,248 shares, lacked funds to do so, was a “friend” of Plaintiff’s principal, and lost interest in the wake of a March 6, 2023 media article about Boxabl, independent of any legend-removal timing, and (b) Plaintiff failed to satisfy, or even address, issuer-imposed transfer prerequisites set forth in Boxabl’s Stockholders Agreement and related governing documents before demanding legend removal, including obtaining Board approval for the transfer, providing information requested by Boxabl about the transfer, as well as a procurement of a legal opinion where required. See, Defendants’ Motion for Summary Judgment, Defendants’ Opposition to Plaintiff’s Motion for Partial Summary Judgment, exhibits cited therein.

4.  In July 2025, Plaintiff terminated its legal counsel again and retained substitute legal counsel from Snell & Wilmer; Defendants moved to disqualify Snell & Wilmer (who acted as legal counsel to Boxabl and one of Boxabl’s founders), after which Snell & Wilmer withdrew, and new successor counsel appeared on August 4, 2025.

5.  On July 23, 2025, Plaintiff moved to dismiss its own action with prejudice. The Court allowed the motion on August 12, 2025, and a Notice of Entry of Order issued on August 21, 2025, expressly permitting Defendants to move for fees under NRCP 54(d) within 21 days.

6.  On September 11, 2025, Defendants timely filed this Motion seeking $263,149.92 in attorneys’ fees and $10,100.95 in costs, supported by the Affidavit of Defendants’ co-counsel Cara Sgobba, Esq. and detailed legal invoices from the Defendants’ counsel’s law firm Gordon Rees Scully Mansukhani (“Gordon & Rees”). The record further reflects Boxabl incurred and paid the legal fees and costs on behalf of itself and the other Defendants.

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

CONCLUSIONS OF LAW

1.  Under NRS 18.010(2)(b), the Court may award fees to a prevailing party “without regard to the recovery sought” when the opposing party’s claim “was brought or maintained without reasonable ground or to harass” and the statute is to be liberally construed to punish and deter frivolous or vexatious claims.

2.  The record demonstrates that Defendants were the “prevailing party” in the action. The circumstances surrounding this dismissal with prejudice are sufficient to confer prevailing party status to the Defendants. Generally, a voluntary dismissal with prejudice confers prevailing-party status on the defendant for purposes of NRS 18.010 and NRS 18.020 because the decision permanently alters the legal relationship of the parties and so operates as an adjudication on the merits for res judicata purposes. 145 East Harmon II Trust v. Residences at MGM Grand Tower A Owners’ Ass’n, (“Harmon”), 136 Nev. 115, 120 (2020).

3.  Here, Defendants filed a strong, comprehensive, well-supported motion for summary judgment and opposition to the summary judgment of Plaintiff. The action appeared poised for dismissal in favor of Defendants for at least the reasons set forth in Paragraph 4 of this section, immediately below. Plaintiff presented publicly available information purporting to show that Boxabl appeared in the process of completing a company merger by the end of 2025 that would result in Boxabl’s stock becoming publicly traded. However, Plaintiff presented no direct evidence or firsthand affidavit or affirmation demonstrating Plaintiff’s purported reasons for its dismissal. Defendants countered that the information Plaintiff did present was not new or persuasive: Boxabl has been talking about going public long before June 2025 and regardless Plaintiff has not shown why it would be (or could be) forced to surrender its Boxabl stock if the case proceed to a trial judgment favorable to the Plaintiff, thus making going to trial on the claims presented and having an opportunity to liquidate its stock on the private market not mutually exclusive alternatives. Plaintiff’s claims were voluntarily dismissed with prejudice at Plaintiffs’ election on the eve of the summary judgment hearings. Accordingly, Defendants are the prevailing parties. To the extent that East Harmon creates a narrow exception to this prevailing party determination where a voluntary dismissal occurs for reasons independent from the merits of the case, sufficient evidence has not been presented to establish that the exception articulated in East Harmon applies in the instant case.

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

4.   It is the Court’s findings that Plaintiff Leader Capital High Quality Income Fund has failed to successfully challenge Defendant Boxball’s assertion that this action was filed and maintained without reasonable grounds. The Court’s review of the record demonstrates Plaintiff brought and maintained this action without reasonable ground, for at least two independent reasons: (a) Plaintiff presented no credible evidence of damages: the only purported buyer lacked commitment and capacity to complete the stock sale and exited the transaction for reasons unrelated to any legend removal; and (b) Plaintiff failed to satisfy issuer transfer restrictions and related legal prerequisites prior to demanding legend removal, rendering any duty of the Defendants to register transfer not triggered under NRS 104.8401. See, Defendants’ Motion for Summary Judgment, Defendants’ Opposition to Plaintiff’s Motion for Partial Summary Judgment, Exhibits cited in both motions. An award of fees is therefore appropriate under NRS 18.010(2)(b).

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

5.   Independently, the Court finds the purchaser-indemnity provision in Section 6 of the Private Placement Memorandum (“PPM”) provides a contractual basis to award Defendants their reasonable attorneys’ fees incurred in defending against Plaintiff’s lawsuit. Defendant’s Motion for Attorney Fees and Costs, Exhibit 9 (the PPM) at § 6, p. 37. The language of this provision states:

6. INDEMNITY AND GOVERNING LAW; JURISDICTION.

1.   Indemnity. The representations, warranties and covenants made by the Purchaser herein shall survive the closing of this Agreement. The Purchaser agrees to indemnify and hold harmless the Company and its respective officers, directors and affiliates, and each other person, if any, who controls the Company within the meaning of Section 15 of the Securities Act against any and all loss, liability, claim, damage and expense whatsoever (including, but not limited to, any and all reasonable attorneys’ fees, including attorneys’ fees on appeal) and expenses reasonably incurred in investigating, preparing or defending against any false representation or warranty or breach of failure by the Purchaser to comply with any covenant or agreement made by the Purchaser herein or in any other document furnished by the Purchaser to any of the foregoing in connection with this transaction.

Id. Paying particular attention to the language “The Purchaser agrees to indemnify and hold harmless the Company … against any and all loss, liability, claim, damage and expense whatsoever (including, but not limited to …)”, the Court finds the language of this provision is broad based and sufficiently inclusive to cover the attorney fees and costs incurred by Boxabl in defending this lawsuit which are the subject of this Motion. Quoting Id. at p. 37 (emphasis added),

6.   Defendants’ Memorandum of costs is well documented and compliant with the mandate of NRS 18.110 and 18.005.

7.   The Court has considered the factors in Brunzell v. Golden Gate National Bank, being (1) qualities of the advocate; (2) character of the work; (3) work performed; and (4) the result or outcome and the supporting affidavit which illustrates the various billing rates and the professional qualifications of counsel representing Defendants in this matter and finds the Defendants’ attorney’s fees and costs being sought herein are reasonable and justified under the circumstances. 85 Nev. 345, 349, 455 P.2d 31, 33 (1969).

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

8.   With regard to the specific Brunzell factors in consideration, this Court finds:

a.   Qualities of counsel: Defendants were represented by experienced counsel (partners, Peter Strniste and Lori Brown, and Senior Counsel, Cara Sgobba) with relevant subject-matter expertise and staffing reflected cost-conscious allocation of tasks to associates and law clerks where appropriate.

b.   Character of the work: The matter involved specialized issues at the intersection of private-company securities transfer procedures and UCC Article 8 and applicable state law governing securities. The action was vigorously contested on both liability and damages over the course of nearly two years, with extensive discovery with out-of-state components and substantial motion practice.

c.   Work performed: The itemized invoices reflect reasonable hours devoted to discovery, witness identification and depositions (including for non-parties Foley and Gordon), third-party subpoenas, expert work, dispositive motions, and related research and practice. See Exhibits 1, 2 and 3 of Defendants’ Motion for Attorney Fees.

d.   Result: Defendants achieved a complete dismissal with prejudice, the optimal outcome, after issues were fully briefed for summary judgment and shortly before summary judgment hearings were to occur.

On balance, the Brunzell factors support the full amount of fees requested as reasonable.

9.   As prevailing parties, Defendants are entitled to recover taxable costs “of course” under NRS 18.020(3).

10. The Court has reviewed the itemization of costs submitted by Defendants (see Exhibits 1, 2 and 3 of Defendants’ Motion for Attorney Fees) and finds $10,100.95 in costs to be reasonable and of the categories of expenses (e.g., filing fees, deposition transcripts, process service) deemed recoverable under NRS 18.005.

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

ORDER

Based upon the foregoing Findings of Fact and Conclusions of Law:

IT IS HEREBY ORDERED:

1.	Defendants’ Motion for Attorneys’ Fees and Costs is GRANTED.

a. Attorneys’ Fees: Defendants are awarded $263,149.92 in reasonable attorneys’ fees (“Fees”) pursuant to NRS 18.010(2)(b). Said Fees are payable to Boxabl, Inc., who incurred and paid such fees on behalf of itself and the other Defendants.

b. Costs: Defendants are awarded $10,100.95 in costs (“Costs”) as the prevailing parties under NRS 18.020(3). Said Costs are payable to Boxabl, Inc., who incurred and paid such costs on behalf of itself and the other Defendants.

2.	This Fee and Cost Award is also independently supported by a contractual agreement between the parties as evidenced in the Private Placement Memorandum [3] at § 6, the purchaser-indemnity provision, which requires Plaintiff to indemnity Boxabl Inc. for the Fees and Costs incurred.

3.	The Clerk shall enter judgment for Defendants consistent with this Order, and with interest thereupon, accruing from the dates upon which the Fees and Costs first became due.

IT IS SO ORDERED.

~~Dated: this _________________ day of ____________, 2026.~~

Dated this 14th day of April, 2026

Hon. Timothy Williams	AJ
District Court Judge
88A 31E 840F B143
Timothy C. Williams
District Court Judge

Respectfully submitted by,

GORDON REES SCULLY MANSUKHANI, LLP

/s/ Cara Sgobba

Peter E. Strniste, Esq.

Admitted Pro Hac Vice

3 Plaintiff executed the PPM December 17, 2021, the transaction was finalized with Boxabl’s issuance of a ceremonial certificate of the security interests at issue on December 20, 2021.

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

Cara M. Sgobba, Esq.

Nevada Bar No. 17114

Admitted Pro Hac Vice

GORDON REES SCULLY

MANSUKHANI, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

pstrniste@grsm.com

csgobba@grsm.com

Attorneys for Defendants Boxabl Inc.,

Galiano Tiramani, Paolo Tiramani, and

Transfer Online, Inc.

Form of Order presented to but not approved by Plaintiff’s counsel after good faith exchanges of previous draft orders:

Colleen E. McCarty, Esq.

Nevada Bar No. 13186

BALLARD SPAHR LLP

1980 Festival Plaza Drive, Suite 900

Las Vegas, Nevada 89135

Telephone: 702.471.7000

Facsimile: 702.471.7070

mccartyc@ballardspahr.com

Attorneys for Plaintiff Leader Capital High

Quality Income Fund

Gordon Rees Scully Mansukhani, LLP

300 S. 4th Street, Suite 1550

Las Vegas, NV 89101

CERTIFICATE OF SERVICE

I HEREBY CERTIFY that on this day of April 6, 2026, a true and correct copy of said [Proposed] Order was served via email or the Court’s Electronic Filing/Service system upon those persons designated by the parties in the E-Service Matters List.

/s/ Cara Sgobba
of Gordon Rees Scully
Mansukhani LLP

CSERV

  DISTRICT COURT

CLARK COUNTY, NEVADA

Leader Capital High Quality	CASE NO: A-23-877087-B
Income Fund, Plaintiff(s)
DEPT. NO. Department 16
vs.

Boxabl Inc., Defendant(s)

  AUTOMATED CERTIFICATE OF SERVICE

This automated certificate of service was generated by the Eighth Judicial District Court. The foregoing Order Granting Motion was served via the court’s electronic eFile system to all recipients registered for e-Service on the above entitled case as listed below:

Service Date: 4/14/2026

Las Vegas Docket	LVDocket@ballardspahr.com

Docket Clerk	DocketClerk_LasVegas@ballardspahr.com

Lori Brown	lbrown@grsm.com

Cara Sgobba	csgobba@grsm.com

Cara Sgobba	csgobba@grsm.com

Cara Sgobba	csgobba@grsm.com

Cara Sgobba	csgobba@grsm.com

Colleen McCarty	mccartyc@ballardspahr.com

Misty Fanning	Paralegal2@killiplaw.com

Jessica Gerblick	jgerblick@grsm.com